GOODWILL (Schedule Of goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Goodwill [Line Items]
Goodwill, beginning balance		$ 39,325	[1]	$ 39,400
Translation differences		506		(75)
Goodwill, ending balance	[1]	39,831		39,325
Telematics Services [Member]
Goodwill [Line Items]
Goodwill, beginning balance		33,931	[1]	33,940
Translation differences		235		(9)
Goodwill, ending balance	[1]	34,166		33,931
Telematics products [Member]
Goodwill [Line Items]
Goodwill, beginning balance		5,394	[1]	5,460
Translation differences		271		(66)
Goodwill, ending balance	[1]	$ 5,665		$ 5,394

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2025, and 2024 was US$ 29.89 million.